Collateralized transactions - Schedule of securities received as collateral (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2023	Mar. 31, 2023
Collateralized Transactions
The fair value of securities accepted as collateral, primarily through securities borrowed or purchased under agreement to resell	¥ 59,510	¥ 53,857
The portion of the above that has been sold (as reported within Trading liabilities in the consolidated balance sheets) or repledged	¥ 43,457	¥ 38,417